Lease Obligation - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
2020		$ 498
2021		498
2022		334
Total minimum payments		1,330
Less amount representing interest at 5%		84
Present value of minimum lease payments		1,246
Less: Lease obligation, current	$ 465	449	$ 539
Lease obligation, net of current portion	$ 447	$ 797	$ 1,135